BORROWINGS - Non-recourse borrowings (Details) R$ in Millions, $ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 BRL (R$)
Q2 2023, Brazil, Wind, CDI, Financing, 2024
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 93		R$ 450
Q3 2023, Brazil, Wind, CDI, Financing, 2047
Disclosure of detailed information about borrowings [line items]
Carrying value	60		R$ 300
Q3 2023, Colombia, Hydroelectric, IBR, Financing, 2033
Disclosure of detailed information about borrowings [line items]
Carrying value	169	$ 687,000
Q4 2023, US, Solar, SOFR, Financing, 2028
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 48
Q4 2023, US, Hydro, 0.0616, Refinancing, 2032
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.16%	6.16%	6.16%
Carrying value	$ 80
Q4 2023, US, Hydro, 0.0775, Refinancing, 2033
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.75%	7.75%	7.75%
Carrying value	$ 125
Q4 2023, US, Wind, SOFR, Financing, 2034
Disclosure of detailed information about borrowings [line items]
Carrying value	52
Q4 2023, US, Wind, SOFR, Financing, 2024
Disclosure of detailed information about borrowings [line items]
Carrying value	140
Q4 2023, US, Wind, 0.0698, Financing, 2025
Disclosure of detailed information about borrowings [line items]
Carrying value	200
Q4 2023, US, Wind, SOFR, Financing, 2028
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 600
Q4 2023, Brazil, Solar, 0.0772, Refinancing, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.72%	7.72%	7.72%
Carrying value	$ 164		R$ 800
Q4 2023, Colombia, Hydro, IBR, Financing, 2033
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 25	$ 100,000